Intangibles - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in intangibles
Balance at beginning of year	$ 9,296	$ 8,499
Additions	78	77
Disposals	(5)	(3)
Amortization	(131)	(105)
Acquisition of NLC	1,428
Translation adjustment	331	(1,762)
Balance at end of year	10,997	6,706
Goodwill
Changes in intangibles
Balance at beginning of year	3,298	3,629
Translation adjustment	104	(514)
Balance at end of year	3,402	3,115
Concessions
Changes in intangibles
Balance at beginning of year	5,391	3,970
Additions	57	69
Disposals	(5)	(3)
Amortization	(115)	(92)
Acquisition of NLC	1,428
Translation adjustment	204	(1,042)
Balance at end of year	6,960	2,902
Contract right
Changes in intangibles
Balance at beginning of year		140
Amortization		(1)
Translation adjustment		(11)
Balance at end of year		128
Software
Changes in intangibles
Balance at beginning of year	76	76
Additions	21	8
Amortization	(16)	(12)
Translation adjustment	3	(14)
Balance at end of year	84	58
Research and development project and patents
Changes in intangibles
Balance at beginning of year	531	684
Translation adjustment	20	(181)
Balance at end of year	551	503
Carrying amount
Changes in intangibles
Balance at end of year	12,839	8,316
Carrying amount | Goodwill
Changes in intangibles
Balance at end of year	3,402	3,115
Carrying amount | Concessions
Changes in intangibles
Balance at end of year	8,097	3,792
Carrying amount | Contract right
Changes in intangibles
Balance at end of year		223
Carrying amount | Software
Changes in intangibles
Balance at end of year	789	683
Carrying amount | Research and development project and patents
Changes in intangibles
Balance at end of year	551	503
Accumulated amortization
Changes in intangibles
Balance at end of year	(1,842)	(1,610)
Accumulated amortization | Concessions
Changes in intangibles
Balance at end of year	(1,137)	(890)
Accumulated amortization | Contract right
Changes in intangibles
Balance at end of year		(95)
Accumulated amortization | Software
Changes in intangibles
Balance at end of year	$ (705)	$ (625)